Operating segments (Tables)	6 Months Ended
Jun. 30, 2026
Operating segments [Abstract]
Segment Information

	North America	North America	Australia	Australia	Total	Total
	6 months ended	6 months ended	6 months ended	6 months ended	6 months ended	6 months ended
	30-Jun-2026	31-Dec-2025	30-Jun-2026	31-Dec-2025	30-Jun-2026	31-Dec-2025
	($'000)	($'000)	($'000)	($'000)	($'000)	($'000)

Other expenses	(930)	(741)	(1,416)	(904)	(2,346)	(1,645)

Employee benefits and other expenses	(1,150)	(964)	(1,137)	(1,757)	(2,287)	(2,721)
Net financing (expense)/income	(2,200)	(1,996)	2,825	2,292	626	296

Loss before income tax	(4,280)	(3,701)	272	(369)	(4,007)	(4,070)

Segment assets
Exploration assets	214,737	209,009	-	-	214,737	209,009
Other assets	53,507	12,683	10,851	10,851	64,358	23,534
Total assets	268,244	221,692	10,851	10,851	279,095	232,543

Segment liabilities
Payables	(1,761)	(1,416)	(148)	(421)	(1,909)	(1,837)
Provisions	(169)	(105)	(224)	(198)	(393)	(303)
Total current liabilities	(1,930)	(1,521)	(372)	(619)	(2,302)	(2,140)

Payables	(20)	(107)	(86)	(77)	(106)	(184)
Total non-current liabilities	(20)	(107)	(86)	(77)	(106)	(184)

Net assets	266,294	220,064	10,393	10,155	276,687	230,219